ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

November 29, 2024	Angela Jaimes
T +1 617-951-7591
Angela.Jaimes@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Perpetual Americas Funds Trust

File Nos.: 333-249784 and 811-23615

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Perpetual Americas Funds Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 27 to the Trust’s Registration Statement under the Securities Act and Amendment No. 29 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 27/29”), including (i) the Prospectus for each series of the Trust: Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley International Value Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley US Value Opportunities Fund, JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, JOHCM International Select Fund, Regnan Global Equity Impact Solutions, Regnan Sustainable Water and Waste Fund, Trillium ESG Global Equity Fund, Trillium ESG Small/Mid Cap Fund, TSW Core Plus Bond Fund, TSW Emerging Markets Fund, TSW High Yield Bond Fund, and TSW Large Cap Value Fund (collectively, the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information and the signature page.

Amendment No. 27/29 is being submitted in connection with the Trust’s annual update to its Registration Statement for each of the Funds. The Trust expects to file an amendment pursuant to Rule 485(b) under the Securities Act on or prior to the effective date of this Amendment No. 27/29 in order to include updated financial and other information.

Please direct any questions you may have with respect to this filing to me (at 617-951-7591) or to George B. Raine (at 617-875-2562).

Very truly yours,

/s/ Angela Jaimes

Angela Jaimes